Annual Total Returns [BarChart] - AZL S&P 500 Index Fund - AZL S&P 500 Index Fund Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.55%
Annual Return 2012	15.42%
Annual Return 2013	31.66%
Annual Return 2014	13.12%
Annual Return 2015	0.95%
Annual Return 2016	11.45%
Annual Return 2017	21.36%
Annual Return 2018	(4.84%)
Annual Return 2019	30.89%
Annual Return 2020	17.50%